LOANS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) loans	Dec. 31, 2015 USD ($) loans	Dec. 31, 2014 USD ($) loans	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 22,600,000	$ 10,300,000	$ 10,500,000
Restructured Loans, Accrual Status	30,240,000	28,876,000	15,928,000
Purchased impaired loans, carrying balance	138,049,000	191,626,000
Purchased impaired loans	151,100,000	213,300,000
Reclassification from (to) nonaccretable difference	4,606,000	1,075,000	23,216,000
Restructured Loans, Nonaccrual Status	5,100,000	9,300,000	12,300,000
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	1,900,000	6,300,000	3,700,000
Gain (loss) on sale of other real estate owned	1,212,000	(1,861,000)	(862,000)
Covered loans	93,100,000	113,300,000
Real Estate Acquired Through Foreclosure	6,284,000	13,254,000	22,674,000	$ 46,926,000
Loans and Leases Receivable, Impaired, Commitment to Lend	900,000	1,800,000
Restructured Loans, Portion Determined to be Uncollectible	$ 500,000	$ 2,700,000	$ 1,000,000
Number of Restructured Loans | loans	247	271	262
Total restructured loans	$ 35,400,000	$ 38,200,000	$ 28,200,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 100,000
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Real Estate Acquired Through Foreclosure	$ 400,000	$ 1,400,000	$ 300,000